Trade and other payables: amounts falling due after more than one year - Payment Due to Put Options (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	£ 391.5	£ 110.7
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	58.4	9.3
Between one and two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	15.1	51.0
Between two and three years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	14.4	10.0
Between three and four years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	99.0	26.2
Between four and five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	76.6	9.0
Over five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Liabilities of put option agreements with vendors	£ 128.0	£ 5.2